SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

One Corporate Center

Rye, New York 10580-1422

(914) 921-5100

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21698

1.	Title of the class of securities of GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) to be redeemed:

6.625% Series A Cumulative Preferred Shares, liquidation preference $25 per share, CUSIP # 36465A208 (the “Shares”).

2.	The date on which the securities are to be called or redeemed:

The Shares are to be redeemed on June 12, 2013 (the “Redemption Date”).

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Part II, Sections 4(b) and (c) of the Fund’s Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all outstanding Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of May, 2013.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST BY GABELLI

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	Treasurer

2